Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Taxation Charge Based on Profits
The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2021 £m	2020 £m	2019 £m
UK current year charge	132	30	149

Rest of World current year charge	1,044	1,177	1,407

Charge/(credit) in respect of prior periods	172	66	(420)
Current taxation	1,348	1,273	1,136
Deferred taxation	(1,002)	(693)	(183)
	346	580	953

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge
The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2021 £m	2021%	2020 £m	2020%	2019 £m	2019%
Profit before tax	5,442		6,968		6,221

UK statutory rate of taxation	1,034	19.0	1,324	19.0	1,182	19.0

Differences in overseas taxation rates	419	7.7	552	7.9	667	10.7

Benefit of intellectual property incentives	(400)	(7.3)	(586)	(8.4)	(691)	(11.1)

R&D credits	(102)	(1.9)	(105)	(1.5)	(119)	(1.9)

Fair value remeasurement of non-taxable put options	15	0.3	(3)	(0.0)	(45)	(0.7)

Tax losses where no benefit is recognised	5	0.1	18	0.3	15	0.2

Permanent differences on disposals, acquisitions and transfers	(163)	(3.0)	(338)	(4.9)	68	1.1

Other permanent differences	74	1.4	98	1.4	119	1.9

Reassessments of prior year estimates	(172)	(3.2)	(228)	(3.3)	(364)	(5.9)

Changes in tax rates	(364)	(6.7)	(152)	(2.2)	121	2.0
Tax charge/tax rate	346	6.4	580	8.3	953	15.3

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income

Tax on items charged to equity and statement of comprehensive income	2021 £m	2020 £m	2019 £m
Current taxation

Share-based payments	–	(14)	1

Defined benefit plans	–	(18)	16

Fair value movements on cash flow hedges	5	12	–

Fair value movements on equity investments	36	89	–

	41	69	17

Deferred taxation

Share-based payments	(11)	18	18

Defined benefit plans	223	(51)	173

Fair value movements on cash flow hedges	3	6	16

Fair value movements on equity investments	(167)	131	(95)

	48	104	112
Total credit to equity and statement of comprehensive income	89	173	129

Summary of Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra-Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total £m
At 1 January 2020	(242)	(4,192)	757	1,120	864	942	81	956	286

Exchange adjustments	(9)	41	–	(29)	4	(2)	(3)	(57)	(55)

Credit/(charge) to income statement	(45)	194	86	(67)	(44)	120	(5)	454	693

Credit/(charge) to statement of comprehensive income	–	–	–	–	50	–	(13)	(141)	(104)

Acquisitions / Disposals	–	(25)	–	–	–	–	–	–	(25)

R&D credits utilisation	–	–	–	–	–	–	–	(108)	(108)

At 31 December 2020	(296)	(3,982)	843	1,024	874	1,060	60	1,104	687

Exchange adjustments	17	(41)	–	6	(17)	(1)	–	–	(36)

Credit/(charge) to income statement	65	312	7	(31)	6	391	20	232	1,002

Credit/(charge) to statement of comprehensive income	–	–	–	–	(223)	–	11	164	(48)

Acquisitions / Disposals	3	–	–	–	–	–	–	(4)	(1)

R&D credits utilisation	–	–	–	–	–	–	–	58	58
At 31 December 2021	(211)	(3,711)	850	999	640	1,450	91	1,554	1,662

Summary of Deferred Tax Assets and Liabilities Recognised on the Balance Sheet	Deferred tax asset s and liabilities are recognised on the balance sheet as follows:

	2021 £m	2020 £m
Deferred tax assets	5,218	4,287

Deferred tax liabilities	(3,556)	(3,600)

	1,662	687

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits

		2021		2020

Unrecognised tax losses	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses expiring:

Within 10 years	1,068	198	962	181

More than 10 years	390	62	414	51

Available indefinitely	200	43	265	47
At 31 December	1,658	303	1,641	279

Capital losses expiring:

Available indefinitely	2,356	557	2,287	419
At 31 December	2,356	557	2,287	419